Net income (loss) per common share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share reconciliation
A reconciliation of the denominator used for the purposes of calculating basic and diluted net income (loss) per common share is as follows:

For the years ended December 31	2017	2016
Denominator for basic net income (loss) per common share	86,768,589	89,783,883
Effect of dilutive stock options	56,359	—
Denominator for diluted net income (loss) per common share	86,824,948	89,783,883

For the years ended December 31, 2017 and 2016, basic and diluted net income (loss) per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2017	2016
Basic net income (loss) per common share	$3.64	$(0.14)
Diluted net income (loss) per common share	$3.64	$(0.14)